NSL
Nuveen Senior Income Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 151.6% (95.9% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.7% (87.1% of Total Investments) (2)
	Aerospace & Defense – 2.9% (1.8% of Total Investments)
$538	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	3.160%	1-Month LIBOR	2.750%	10/04/24	BB	$504,150
2,042	Sequa Corporation, Term Loan B	6.742%	3-Month LIBOR	5.000%	11/28/21	B-	1,716,595
1,152	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	861,083
578	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B2	511,740
311	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	275,129
976	Transdigm, Inc., Term Loan E	2.654%	1-Month LIBOR	2.250%	5/30/25	Ba3	860,949
806	Transdigm, Inc., Term Loan F	2.654%	1-Month LIBOR	2.250%	12/09/25	Ba3	708,735
314	Transdigm, Inc., Term Loan G	2.654%	1-Month LIBOR	2.250%	8/22/24	Ba3	276,929
6,717	Total Aerospace & Defense						5,715,310
	Air Freight & Logistics – 0.9% (0.6% of Total Investments)
758	PAE Holding Corporation, Term Loan B	6.500%	1-Month LIBOR	5.500%	10/20/22	B+	731,169
1,083	XPO Logistics, Inc., Term Loan B	3.613%	3-Month LIBOR	2.000%	2/24/25	BBB-	1,051,373
1,841	Total Air Freight & Logistics						1,782,542
	Airlines – 2.5% (1.6% of Total Investments)
87	American Airlines, Inc., Term Loan 2025	2.237%	1-Month LIBOR	1.750%	6/27/25	Ba1	62,024
1,217	American Airlines, Inc., Term Loan B	2.438%	1-Month LIBOR	2.000%	4/28/23	BB+	952,114
767	American Airlines, Inc., Term Loan B	2.188%	1-Month LIBOR	1.750%	1/23/27	BB+	557,609
3,226	American Airlines, Inc., Term Loan B	2.814%	1-Month LIBOR	2.000%	12/15/23	Ba1	2,534,443
500	Delta Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa2	498,490
499	WestJet Airlines, Term Loan	4.000%	1-Month LIBOR	3.000%	12/11/26	Ba2	409,092
6,296	Total Airlines						5,013,772
	Auto Components – 1.8% (1.2% of Total Investments)
836	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	726,739
1,493	Johnson Controls Inc., Term Loan B	3.904%	1-Month LIBOR	3.500%	4/30/26	Ba3	1,357,429
898	Superior Industries International, Inc., Term Loan B	4.404%	1-Month LIBOR	4.000%	5/22/24	B1	731,991
932	Trico Group, LLC, Initial Term Loan, First Lien	8.450%	3-Month LIBOR	7.000%	2/02/24	B3	872,760
4,159	Total Auto Components						3,688,919
	Automobiles – 0.6% (0.4% of Total Investments)
525	Caliber Collision, Term Loan B	4.072%	6-Month LIBOR	3.000%	2/05/26	B1	470,519

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$735	Navistar, Inc., Term Loan B	4.220%	1-Month LIBOR	3.500%	11/06/24	Ba2	$671,264
1,260	Total Automobiles						1,141,783
	Beverages – 0.7% (0.5% of Total Investments)
1,466	Jacobs Douwe Egberts, Term Loan B	3.000%	1-Month LIBOR	2.000%	11/01/25	Ba1	1,438,136
	Biotechnology – 1.0% (0.6% of Total Investments)
2,030	Grifols, Inc., Term Loan B, First Lien	2.137%	1-Week LIBOR	2.000%	11/15/27	BB+	1,972,618
	Building Products – 1.2% (0.8% of Total Investments)
214	Fairmount, Initial Term Loan	5.387%	3-Month LIBOR	4.000%	6/01/25	CCC+	101,600
481	Ply Gem Industries, Inc., Term Loan B	4.579%	1-Month LIBOR	3.750%	4/12/25	B+	416,595
2,119	Quikrete Holdings, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	1/29/27	BB-	1,980,017
2,814	Total Building Products						2,498,212
	Capital Markets – 0.5% (0.3% of Total Investments)
256	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	249,832
715	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	697,146
971	Total Capital Markets						946,978
	Chemicals – 0.6% (0.4% of Total Investments)
668	Ineos US Finance LLC, Term Loan	2.404%	1-Month LIBOR	2.000%	4/01/24	BB+	634,454
608	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	598,825
1,276	Total Chemicals						1,233,279
	Commercial Services & Supplies – 3.8% (2.4% of Total Investments)
659	ADS Waste Holdings, Inc., Term Loan B, (DD1)	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	653,398
319	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.455%	3-Month LIBOR	4.250%	6/21/24	B-	272,189
2	Education Management LLC, Elevated Term Loan A2, (5)	7.402%	6-Month LIBOR	5.500%	7/02/20	N/R	0
109	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	1,086
3,798	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	3,497,694
433	Garda World Security Corp, Term Loan B, First Lien	6.390%	3-Month LIBOR	4.750%	10/30/26	B1	420,203
674	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/30/25	Ba3	664,621
657	Harland Clarke Holdings Corporation, Term Loan B7	6.463%	2-Month LIBOR	4.750%	11/03/23	CCC+	425,068
938	iQor US, Inc., Term Loan, First Lien	6.433%	3-Month LIBOR	5.000%	4/01/21	Caa1	576,314
250	iQor US, Inc., Term Loan, Second Lien	10.183%	3-Month LIBOR	8.750%	4/01/22	Caa3	48,750
279	KAR Auction Services, Inc., Term Loan B6	2.875%	1-Month LIBOR	2.250%	9/19/26	Ba3	255,069
3	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	2/28/25	B3	1,289

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$684	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	6-Month LIBOR	3.250%	2/28/25	B3	$502,868
3	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	2/28/25	B3	1,289
140	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	133,366
168	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	B2	132,012
9,116	Total Commercial Services & Supplies						7,585,216
	Communications Equipment – 3.3% (2.1% of Total Investments)
2,450	Avaya, Inc., Term Loan B	5.064%	1-Month LIBOR	4.250%	12/15/24	B	2,169,455
1,668	CommScope, Inc., Term Loan B	3.654%	1-Month LIBOR	3.250%	4/06/26	Ba3	1,582,135
889	Mitel US Holdings, Inc., Term Loan, First Lien	5.493%	1-Month LIBOR	4.500%	11/30/25	B2	645,677
158	Plantronics, Term Loan B	3.572%	6-Month LIBOR	2.500%	7/02/25	Ba2	130,658
1,047	Plantronics, Term Loan B	2.904%	1-Month LIBOR	2.500%	7/02/25	Ba2	868,274
300	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	242,907
994	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	879,589
7,506	Total Communications Equipment						6,518,695
	Construction & Engineering – 0.5% (0.3% of Total Investments)
1,310	Traverse Midstream Partners, Term Loan B	5.000%	1-Month LIBOR	4.000%	9/27/24	B+	1,000,630
	Consumer Finance – 0.9% (0.5% of Total Investments)
160	American Express Global Business Travel, Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	142,764
190	American Express Global Business Travel, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	170,486
1,464	Verscend Technologies, Tern Loan B	4.904%	1-Month LIBOR	4.500%	8/27/25	B+	1,387,454
1,814	Total Consumer Finance						1,700,704
	Containers & Packaging – 0.8% (0.5% of Total Investments)
339	Berry Global, Inc., Term Loan W	2.829%	1-Month LIBOR	2.000%	10/01/22	BBB-	331,497
992	Berry Global, Inc., Term Loan Y	2.829%	1-Month LIBOR	2.000%	7/01/26	BBB-	951,321
376	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.154%	1-Month LIBOR	1.750%	2/04/27	BB+	364,146
1,707	Total Containers & Packaging						1,646,964
	Distributors – 0.4% (0.3% of Total Investments)
210	Insurance Auto Actions Inc., Term Loan	2.688%	1-Month LIBOR	2.250%	6/28/26	BB	201,099
768	SRS Distribution, Inc., Term Loan B	4.322%	6-Month LIBOR	3.250%	5/23/25	B3	694,606
978	Total Distributors						895,705

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services – 1.9% (1.2% of Total Investments)
$3,487	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	$2,699,677
74	Education Management LLC, Elevated Term Loan B, (5)	7.734%	6-Month LIBOR	5.500%	7/02/20	N/R	925
1,064	Refinitiv, Term Loan B, (DD1)	3.654%	1-Month LIBOR	3.250%	10/01/25	B	1,043,747
4,625	Total Diversified Consumer Services						3,744,349
	Diversified Financial Services – 2.0% (1.3% of Total Investments)
645	Blackstone CQP, Term Loan	4.616%	3-Month LIBOR	3.500%	9/30/24	B+	596,741
1,556	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	627,772
1,313	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/11/26	B+	1,218,440
337	Lions Gate Entertainment Corp., Term Loan B	2.654%	1-Month LIBOR	2.250%	3/24/25	Ba2	314,703
557	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	497,249
1,186	Travelport LLC, Term Loan B	6.072%	6-Month LIBOR	5.000%	5/29/26	B+	733,624
5,594	Total Diversified Financial Services						3,988,529
	Diversified Telecommunication Services – 5.4% (3.4% of Total Investments)
286	Altice France S.A., Term Loan B12	4.502%	1-Month LIBOR	3.687%	1/31/26	B+	266,140
4,051	CenturyLink, Inc, Term Loan B	2.654%	1-Month LIBOR	2.250%	3/15/27	BBB-	3,848,521
2,779	Frontier Communications Corporation, Term Loan B, (5)	5.350%	6-Month LIBOR	3.750%	1/14/22	D	2,716,741
9	Frontier Communications Corporation, Term Loan B, (5)	5.210%	3-Month LIBOR	3.750%	1/14/22	D	9,079
236	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	6.750%	1-Month LIBOR	4.500%	1/02/24	B	234,802
378	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	6.625%	N/A	N/A	1/02/24	B	378,735
2,964	Numericable Group S.A., Term Loan B13	4.814%	1-Month LIBOR	4.000%	8/14/26	B	2,776,109
735	Windstream Corporation, Term Loan, (DD1), (5)	6.250%	Prime	3.000%	4/24/20	D	421,398
220	Zayo Group LLC, Initial Dollar Term Loan	3.404%	1-Month LIBOR	3.000%	3/09/27	B1	207,329
11,658	Total Diversified Telecommunication Services						10,858,854
	Electric Utilities – 0.6% (0.3% of Total Investments)
531	ExGen Renewables, Term Loan	4.620%	3-Month LIBOR	3.000%	11/28/24	B	514,113
611	Vistra Operations Co., Term Loan B3	2.501%	1-Month LIBOR	1.750%	12/31/25	BBB-	593,397
1,142	Total Electric Utilities						1,107,510
	Electrical Equipment – 1.3% (0.8% of Total Investments)
1,946	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	1,819,220
750	Vertiv Co.,Term Loan B	3.993%	1-Month LIBOR	3.000%	3/02/27	B+	708,750
2,696	Total Electrical Equipment						2,527,970

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electronic Equipment, Instruments & Components – 0.6% (0.4% of Total Investments)
$1,149	TTM Technologies, Inc., Term Loan B	3.485%	1-Month LIBOR	2.500%	9/28/24	BB+	$1,129,094
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
372	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	8.460%	3-Month LIBOR	7.000%	3/19/24	B3	210,939
	Entertainment – 0.6% (0.4% of Total Investments)
673	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	B3	498,427
702	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	669,198
1,375	Total Entertainment						1,167,625
	Equity Real Estate Investment Trust – 0.7% (0.5% of Total Investments)
712	Realogy Group LLC, Term Loan A	3.243%	1-Month LIBOR	2.250%	2/08/23	Ba1	636,501
974	Realogy Group LLC, Term Loan B	3.243%	1-Month LIBOR	2.250%	2/08/25	BB	824,313
1,686	Total Equity Real Estate Investment Trust						1,460,814
	Food & Staples Retailing – 2.7% (1.7% of Total Investments)
741	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	734,378
630	BJ's Wholesale Club, Inc., Term Loan, First Lien	3.079%	1-Month LIBOR	2.250%	2/03/24	BB-	614,296
516	Hearthside Group Holdings LLC, Term Loan B	4.091%	1-Month LIBOR	3.688%	5/23/25	B	478,557
3,912	US Foods, Inc., New Term Loan, (DD1)	2.154%	6-Month LIBOR	1.750%	6/27/23	BB+	3,630,869
5,799	Total Food & Staples Retailing						5,458,100
	Food Products – 0.5% (0.3% of Total Investments)
557	American Seafoods Group LLC, Term Loan B	4.120%	3-Month LIBOR	2.750%	8/21/23	BB-	535,209
500	Froneri Lux FinCo SARL, Term Loan, First Lien	2.250%	1-Month LIBOR	2.250%	1/29/27	B+	465,417
1,057	Total Food Products						1,000,626
	Health Care Equipment & Supplies – 0.8% (0.5% of Total Investments)
545	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	533,692
646	MedPlast, Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/02/25	B3	484,380
716	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	595,820
1,907	Total Health Care Equipment & Supplies						1,613,892
	Health Care Providers & Services – 8.3% (5.2% of Total Investments)
2,035	Air Medical Group Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	4/28/22	B1	1,890,226
357	Air Methods, Term Loan, First Lien	4.950%	3-Month LIBOR	3.500%	4/22/24	B	271,035
725	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	678,972
1,084	Brightspring Health, Term Loan B	4.079%	1-Month LIBOR	3.250%	3/05/26	B1	1,014,677
742	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/18/26	BB+	731,051
164	Civitas Solutions, Term Loan B	5.710%	3-Month LIBOR	4.250%	3/09/26	B	155,912

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$416	Civitas Solutions, Term Loan B	4.660%	1-Month LIBOR	4.250%	3/09/26	B	$396,135
33	Civitas Solutions, Term Loan C	5.860%	3-Month LIBOR	4.000%	3/09/26	B	30,998
341	DaVita, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/12/26	BBB-	332,835
1,718	Envision Healthcare Corporation, Initial Term Loan	4.154%	1-Month LIBOR	3.750%	10/10/25	B	1,191,294
96	HCA, Inc., Term Loan B13	2.154%	1-Month LIBOR	1.750%	3/18/26	BBB-	94,229
466	Heartland Dental Care, Inc., Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	4/30/25	B3	390,504
494	InnovaCare, Initial Term Loan	6.750%	1-Month LIBOR	5.750%	12/24/26	B+	468,650
427	Jordan Health, Initial Term Loan, First Lien	6.615%	3-Month LIBOR	5.000%	5/15/25	Caa1	266,966
1,740	Kindred at Home Hospice, Term Loan B, First Lien	3.688%	1-Month LIBOR	3.250%	7/02/25	B1	1,648,773
2,372	Lifepoint Health, Inc., New Term Loan B	4.154%	1-Month LIBOR	3.750%	11/16/25	B+	2,208,420
831	Millennium Laboratories, Inc., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	12/21/20	C	282,430
1,567	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	2.904%	1-Month LIBOR	2.500%	8/18/22	Ba2	1,540,927
111	Quorum Health Corp., Term Loan B, (5)	7.750%	1-Month LIBOR	6.750%	4/29/22	Caa3	97,381
1,986	Select Medical Corporation, Term Loan B	3.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,900,831
1,272	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B-	945,067
18,977	Total Health Care Providers & Services						16,537,313
	Health Care Technology – 3.1% (2.0% of Total Investments)
2,963	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	2,863,722
1,547	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	1,421,752
940	Onex Carestream Finance LP, Term Loan, Second Lien, (cash 10.572%, PIK 1.000%)	11.572%	6-Month LIBOR	10.500%	6/07/21	CCC+	822,635
1,147	Zelis, Term Loan B	5.154%	1-Month LIBOR	4.750%	9/30/26	B	1,106,832
6,597	Total Health Care Technology						6,214,941
	Hotels, Restaurants & Leisure – 16.4% (10.4% of Total Investments)
1,008	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/30/25	B-	279,103
2,269	Alterra Mountain Company, Term Loan B, First Lien	3.154%	1-Month LIBOR	2.750%	7/31/24	B1	2,114,233
700	Aramark Corporation, Term Loan	2.154%	1-Month LIBOR	1.750%	3/11/25	BBB-	659,384
7,214	Burger King Corporation, Term Loan B4	2.154%	1-Month LIBOR	1.750%	11/19/26	BB+	6,807,226
3,010	Caesars Entertainment Operating Company, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	10/06/24	BB	2,922,024
3,214	Caesars Resort Collection, Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	12/23/24	BB	2,732,073
970	CCM Merger, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	8/09/21	BB-	910,253

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,141	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	BB-	$1,902,739
1,419	ClubCorp Operations, Inc., Term Loan B	4.200%	3-Month LIBOR	2.750%	9/18/24	B-	1,062,170
1,315	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	B3	1,049,623
484	Four Seasons Holdings, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	11/30/23	BB	452,812
1,531	Hilton Hotels, Term Loan B2	2.237%	1-Month LIBOR	1.750%	6/22/26	BBB-	1,459,138
1,646	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	BB-	1,411,200
439	PCI Gaming, Term Loan, First Lien	2.904%	1-Month LIBOR	2.500%	5/31/26	BB+	410,551
607	Scientific Games Corp., Initial Term Loan B5	3.154%	1-Month LIBOR	2.750%	8/14/24	B+	505,124
2,480	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	2,064,822
16	Scientific Games Corp., Initial Term Loan B5	3.453%	2-Month LIBOR	2.750%	8/14/24	B+	13,179
870	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	4/01/24	B-	736,324
2,996	Stars Group Holdings, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	7/10/25	B+	2,988,352
1,465	Station Casinos LLC, Term Loan B	2.660%	1-Month LIBOR	2.250%	2/08/27	BB-	1,300,973
985	Wyndham International, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	5/30/25	Baa3	909,894
36,779	Total Hotels, Restaurants & Leisure						32,691,197
	Household Durables – 0.3% (0.2% of Total Investments)
701	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B2	568,448
168	Serta Simmons Holdings LLC, Term Loan, First Lien	4.610%	3-Month LIBOR	3.500%	11/08/23	CCC-	77,366
869	Total Household Durables						645,814
	Household Products – 0.9% (0.6% of Total Investments)
1,480	KIK Custom Products Inc., Term Loan B2, (DD1)	5.000%	1-Month LIBOR	4.000%	5/15/23	B3	1,334,871
478	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	2/05/23	B+	457,368
1,958	Total Household Products						1,792,239
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
2	Education Adisory Board, Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	11/15/24	B2	1,772
733	Education Adisory Board, Term Loan, First Lien	4.885%	3-Month LIBOR	3.750%	11/15/24	B2	692,803
735	Total Industrial Conglomerates						694,575
	Insurance – 2.4% (1.5% of Total Investments)
1,136	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	1,055,112
1,799	Alliant Holdings I LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/09/25	B	1,691,969
468	Asurion LLC, Term Loan B6	3.404%	1-Month LIBOR	3.000%	11/03/23	Ba3	448,915

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Insurance (continued)
$1,630	Hub International Holdings, Inc., Term Loan B	4.020%	2-Month LIBOR	2.750%	4/25/25	B	$1,534,089
5,033	Total Insurance						4,730,085
	Interactive Media & Services – 1.9% (1.2% of Total Investments)
3,046	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	2,873,376
977	WeddingWire, Inc., Term Loan	5.950%	3-Month LIBOR	4.500%	12/19/25	B+	872,486
4,023	Total Interactive Media & Services						3,745,862
	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)
1,451	Uber Technologies, Inc., Term Loan	6.250%	1-Month LIBOR	4.000%	4/04/25	B1	1,377,908
	Internet Software & Services – 0.8% (0.5% of Total Investments)
965	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	887,975
586	Dynatrace LLC, Term Loan, First Lien	2.654%	1-Month LIBOR	2.250%	8/23/25	B1	570,104
1,109	SkillSoft Corporation, Term Loan, Second Lien, (5)	10.027%	N/A	N/A	4/28/22	CCC	114,216
2,660	Total Internet Software & Services						1,572,295
	IT Services – 4.4% (2.8% of Total Investments)
1,489	Datto, Inc., Term Loan	4.654%	1-Month LIBOR	4.250%	4/02/26	B	1,406,869
500	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/29/23	CCC+	382,144
650	KBR, Inc., New Term Loan B	3.154%	1-Month LIBOR	2.750%	2/05/27	Ba1	636,594
1,084	Sabre, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	2/22/24	Ba3	999,387
423	Science Applications International Corporation, Term Loan B	2.362%	1-Month LIBOR	1.875%	10/31/25	BB+	414,546
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.873%	6-Month LIBOR	9.000%	3/11/24	CCC-	796,630
1,873	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	1,321,311
1,216	Tempo Acquisition LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/01/24	B1	1,149,531
1,221	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	B2	965,831
722	WEX, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	5/15/26	Ba2	685,436
11,178	Total IT Services						8,758,279
	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)
194	Inventiv Health, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/01/24	BB	188,656
1,344	Parexel International Corp., Term Loan B	3.154%	1-Month LIBOR	2.750%	9/27/24	B2	1,238,394
1,538	Total Life Sciences Tools & Services						1,427,050
	Machinery – 1.2% (0.8% of Total Investments)
975	Gardner Denver, Inc., Extended Term Loan B	2.154%	1-Month LIBOR	1.750%	3/01/27	BB+	930,436
823	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	762,216

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$1,236	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	11/27/20	Caa3	$648,970
500	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	11/26/21	C	87,500
3,534	Total Machinery						2,429,122
	Marine – 0.4% (0.2% of Total Investments)
18	American Commercial Lines LLC, DIP Term Loan, (5)	9.000%	1-Month LIBOR	7.000%	8/11/20	N/R	17,691
6	American Commercial Lines LLC, Term Loan B, First Lien, (5)	11.000%	Prime	7.750%	11/12/20	N/R	1,902
383	American Commercial Lines LLC, Term Loan B, First Lien, (5)	9.750%	3-Month LIBOR	8.750%	11/12/20	N/R	123,612
1,025	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	581,369
1,432	Total Marine						724,574
	Media – 15.9% (10.0% of Total Investments)
361	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	315,301
963	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	832,196
332	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 3.250%, PIK 1.750%)	6.750%	3-Month LIBOR	1.750%	4/10/24	N/R	241,678
217	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	132,091
297	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	66,788
205	CBS Radio, Inc., Term Loan B2	2.904%	1-Month LIBOR	2.500%	11/18/24	BB-	183,154
2,857	Cequel Communications LLC, Term Loan B	3.064%	1-Month LIBOR	2.250%	1/15/26	BB	2,734,108
2,717	Charter Communications Operating Holdings LLC, Term Loan B2	2.160%	1-Month LIBOR	1.750%	2/01/27	BBB-	2,622,337
860	Cineworld Group PLC, Incremental Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	524,600
1,515	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	972,102
2,928	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Month LIBOR	3.500%	8/21/26	B+	2,558,389
7	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.203%	2-Month LIBOR	3.500%	8/21/26	B+	6,444
190	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB-	177,182
447	CSC Holdings LLC, Refinancing Term Loan	3.064%	1-Month LIBOR	2.250%	7/17/25	BB	428,790
1,483	CSC Holdings, LLC, Term Loan B5	3.314%	1-Month LIBOR	2.500%	4/15/27	BB	1,424,681
965	Cumulus Media, Inc., Term Loan B	4.822%	6-Month LIBOR	3.750%	3/31/26	B2	823,702

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$495	EW Scripps, Term Loan B2	2.904%	1-Month LIBOR	2.500%	5/01/26	BB-	$466,178
415	Gray Television, Inc., Term Loan B2	3.243%	1-Month LIBOR	2.250%	2/07/24	BB	397,014
370	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	328,247
2,584	iHeartCommunications Inc., Term Loan B	3.404%	1-Month LIBOR	3.000%	5/01/26	B+	2,331,585
479	IMG Worldwide, Inc., Term Loan B	3.237%	1-Month LIBOR	2.750%	5/18/25	B3	362,336
428	IMG Worldwide, Inc., Term Loan B	4.370%	3-Month LIBOR	2.750%	5/18/25	B3	323,391
2,122	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	6.000%	Prime	2.750%	11/30/23	B	2,091,531
643	LCPR Loan Financing LLC, Term Loan B	5.814%	1-Month LIBOR	5.000%	10/15/26	B+	634,488
2,264	McGraw-Hill Education Holdings LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	5/02/22	B	1,850,906
1,405	Meredith Corporation, Term Loan B2	3.260%	3-Month LIBOR	2.500%	1/31/25	BB	1,300,976
985	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.910%	1-Month LIBOR	2.500%	7/03/25	BB	935,750
750	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/03/26	B-	690,000
576	Nexstar Broadcasting, Inc., Term Loan B	3.735%	1-Month LIBOR	2.750%	9/18/26	BB	544,764
254	Nexstar Broadcasting, Inc., Term Loan B3	3.235%	1-Month LIBOR	2.250%	1/17/24	BB	240,237
987	Nexstar Broadcasting, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	1/17/24	BB	933,833
835	Sinclair Television Group, Term Loan B2	2.660%	1-Month LIBOR	2.250%	1/03/24	BB+	784,763
920	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	860,897
2,767	Ziggo B.V., Term Loan	3.314%	1-Month LIBOR	2.500%	4/30/28	B+	2,604,871
35,623	Total Media						31,725,310
	Multiline Retail – 0.7% (0.4% of Total Investments)
1,522	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	631,640
857	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	739,600
2,379	Total Multiline Retail						1,371,240
	Multi-Utilities – 2.3% (1.4% of Total Investments)
4,480	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	4,539,327
	Oil, Gas & Consumable Fuels – 1.8% (1.1% of Total Investments)
725	BCP Renaissance Parent, Term Loan B	4.950%	3-Month LIBOR	3.500%	10/31/24	B+	569,971
925	Buckeye Partners, Term Loan, First Lien	3.766%	1-Month LIBOR	2.750%	11/01/26	BBB-	872,037
327	California Resources Corporation, Term Loan	11.988%	3-Month LIBOR	10.375%	12/31/21	B	19,454
2,880	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	706,392
2,979	Fieldwood Energy LLC, Exit Term Loan, (5)	6.250%	3-Month LIBOR	5.250%	4/11/22	B-	702,504

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,186	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	8.250%	3-Month LIBOR	7.250%	4/11/23	CCC	$8,745
355	Gulf Finance, LLC, Term Loan B	6.710%	3-Month LIBOR	5.250%	8/25/23	CCC+	192,822
589	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	320,363
421	Peabody Energy Corporation, Term Loan B	3.154%	1-Month LIBOR	2.750%	3/31/25	BB-	241,022
11,387	Total Oil, Gas & Consumable Fuels						3,633,310
	Personal Products – 1.1% (0.7% of Total Investments)
1,106	Coty, Inc., Term Loan A	2.421%	1-Month LIBOR	1.500%	4/05/23	B+	923,519
132	Coty, Inc., Term Loan B	3.171%	1-Month LIBOR	2.250%	4/07/25	B+	108,148
2,520	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	Caa2	1,072,961
3,758	Total Personal Products						2,104,628
	Pharmaceuticals – 4.5% (2.8% of Total Investments)
781	Akorn, Term Loan, First Lien, (cash 10.313%, PIK 0.750%)	14.750%	1-Month LIBOR	13.750%	4/16/21	Caa3	662,428
578	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	9/26/24	B-	522,498
2,307	Concordia Healthcare Corp, Exit Term Loan	6.568%	6-Month LIBOR	5.500%	9/06/24	B-	2,014,016
490	Elanco Animal Health, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	474,994
763	Endo Health Solutions, Inc., Term Loan B	5.000%	1-Month LIBOR	4.250%	4/29/24	B+	699,851
1,079	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.200%	3-Month LIBOR	2.750%	9/24/24	B-	765,849
580	Mallinckrodt International Finance S.A., Term Loan, First Lien	4.704%	3-Month LIBOR	3.000%	2/24/25	B-	410,189
1,164	Valeant Pharmaceuticals International, Inc., Term Loan B	3.468%	1-Month LIBOR	2.750%	11/27/25	BB	1,123,319
2,381	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.718%	1-Month LIBOR	3.000%	6/02/25	BB	2,309,240
10,123	Total Pharmaceuticals						8,982,384
	Professional Services – 2.6% (1.6% of Total Investments)
1,175	Ceridian HCM Holding, Inc., Term Loan B	2.637%	1-Week LIBOR	2.500%	4/30/25	B+	1,115,187
499	Creative Artists Agency, LLC, Term Loan B	4.154%	1-Month LIBOR	3.750%	11/27/26	B+	449,436
750	Dun & Bradstreet Corp.,Term Loan, First Lien	4.487%	1-Month LIBOR	4.000%	2/08/26	BB-	705,375
1,003	Nielsen Finance LLC, Term Loan B4	2.864%	1-Month LIBOR	2.000%	10/04/23	BBB-	971,509
448	On Assignment, Inc., Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/02/25	BBB-	437,631
2,329	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	6.527%	N/A	N/A	4/28/21	CCC+	1,450,983
6,204	Total Professional Services						5,130,121

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development – 0.6% (0.4% of Total Investments)
$1,345	GGP, Initial Term Loan A2	2.654%	1-Month LIBOR	2.250%	8/28/23	BB+	$1,176,568
	Road & Rail – 1.7% (1.1% of Total Investments)
1,002	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	946,912
735	Ceva Group PLC, Term Loan B	6.450%	3-Month LIBOR	5.000%	8/04/25	Caa1	416,840
1,250	Genesee & Wyoming Inc., Term Loan, First Lien	3.450%	3-Month LIBOR	2.000%	12/30/26	BB	1,215,294
957	Quality Distribution, Incremental Term Loan, First Lien	6.950%	3-Month LIBOR	5.500%	8/18/22	B-	879,306
41	Savage Enterprises LLC, Term Loan B	3.720%	1-Month LIBOR	3.000%	8/01/25	BB	39,529
3,985	Total Road & Rail						3,497,881
	Semiconductors & Semiconductor Equipment – 1.2% (0.8% of Total Investments)
442	Cabot Microelectronics, Term Loan B1	2.438%	1-Month LIBOR	2.000%	11/17/25	BB+	431,054
944	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	B+	303,249
2	Lumileds, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	6/30/24	B+	780
718	Microchip Technology, Inc., Term Loan B	2.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	697,731
1,065	ON Semiconductor Corporation, New Replacement Term Loan B4	2.404%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,031,571
3,171	Total Semiconductors & Semiconductor Equipment						2,464,385
	Software – 15.7% (10.0% of Total Investments)
597	Autodata Solutions, Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	6/01/26	B2	527,348
1,045	Blackboard, Inc., Term Loan B5, First Lien	7.737%	3-Month LIBOR	6.000%	6/30/24	B1	949,908
885	Compuware Corporation, Term Loan, First Lien	4.404%	1-Month LIBOR	4.000%	8/22/25	B	871,611
1,173	DiscoverOrg LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	2/01/26	B	1,114,278
1,453	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	1,408,790
1,491	Epicor Software Corporation, Term Loan B	3.660%	1-Month LIBOR	3.250%	6/01/22	B2	1,445,728
1,955	Greeneden U.S. Holdings II LLC, Term Loan B	3.654%	1-Month LIBOR	3.250%	12/01/23	B2	1,859,758
178	Greenway Health, Term Loan, First Lien	4.820%	3-Month LIBOR	3.750%	2/16/24	B	125,943
2,958	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	2,916,390
1,081	Informatica LLC, Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	2/25/27	B1	1,021,901
1,227	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	1,190,050
437	McAfee Holdings International, Inc., Term Loan, Second Lien	9.500%	1-Month LIBOR	8.500%	9/29/25	B-	427,656
1,592	McAfee LLC, Term Loan B	4.188%	1-Month LIBOR	3.750%	9/30/24	B	1,533,531
788	Micro Focus International PLC, New Term Loan	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	733,273
5,319	Micro Focus International PLC, Term Loan B	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	4,951,972
2,034	Micro Focus International PLC, Term Loan B2	2.654%	1-Month LIBOR	2.250%	11/19/21	BB-	1,947,903

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,610	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	B2	$1,408,476
929	Misys, New Term Loan, Second Lien	8.250%	6-Month LIBOR	7.250%	6/13/25	Caa2	799,071
250	Mitchell International, Inc., Initial Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	11/29/24	B2	219,721
300	Mitchell International, Inc., Initial Term Loan, Second Lien	7.654%	1-Month LIBOR	7.250%	12/01/25	CCC	255,975
696	Perforce Software Inc., Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	7/01/26	B2	651,232
967	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	931,219
1,313	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	1,267,980
937	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	904,791
389	Thomson Reuters IP & S, Term Loan B	3.654%	1-Month LIBOR	3.250%	10/30/26	B	374,437
1,206	TIBCO Software, Inc., Term Loan, First Lien	4.160%	1-Month LIBOR	3.750%	6/30/26	B+	1,137,082
497	Ultimate Software, Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	5/04/26	B	476,923
33,307	Total Software						31,452,947
	Specialty Retail – 2.2% (1.4% of Total Investments)
347	Academy, Ltd., Term Loan B	5.006%	1-Month LIBOR	4.000%	7/01/22	CCC+	231,368
570	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	379,205
1,206	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B2	1,155,118
2,580	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	2,511,170
470	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.020%	3-Month LIBOR	8.000%	11/08/24	Ca	115,072
5,173	Total Specialty Retail						4,391,933
	Technology Hardware, Storage & Peripherals – 4.6% (2.9% of Total Investments)
1,317	BMC Software, Inc., Term Loan B	4.654%	1-Month LIBOR	4.250%	10/02/25	B2	1,143,670
5,074	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	4,960,308
797	Diebold, Inc., Term Loan A1	9.688%	1-Month LIBOR	9.250%	8/31/22	B-	728,951
498	NCR Corporation, Term Loan B	2.910%	1-Month LIBOR	2.500%	8/28/26	BB+	475,113
1,882	Western Digital, Term Loan B	2.766%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,821,116
9,568	Total Technology Hardware, Storage & Peripherals						9,129,158
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
345	Hayward Industries, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	8/05/24	B	320,546
576	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	558,507
921	Total Trading Companies & Distributors						879,053
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
494	Atlantic Aviation FBO Inc., Term Loan	4.160%	1-Month LIBOR	3.750%	12/06/25	BB-	447,256

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services – 0.8% (0.5% of Total Investments)
$651	Asurion LLC, Term Loan B4	4.000%	1-Month LIBOR	3.000%	8/04/22	Ba3	$629,265
1,000	T-Mobile USA, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	994,850
1,651	Total Wireless Telecommunication Services						1,624,115
$320,654	Total Variable Rate Senior Loan Interests (cost $314,310,498)						274,938,635

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.6% (7.4% of Total Investments)
	Airlines – 0.1% (0.1% of Total Investments)
$470	American Airlines Group Inc, 144A	5.000%	6/01/22	B1	$287,288
	Auto Components – 0.1% (0.1% of Total Investments)
345	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	257,025
	Chemicals – 0.3% (0.2% of Total Investments)
630	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	BB-	604,800
	Communications Equipment – 1.6% (1.0% of Total Investments)
2,745	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	D	1,490,878
3,030	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	D	1,757,400
5,775	Total Communications Equipment				3,248,278
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
300	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	260,124
	Diversified Telecommunication Services – 0.2% (0.2% of Total Investments)
535	Consolidated Communications Inc	6.500%	10/01/22	CCC+	480,162
	Electric Utilities – 2.8% (1.8% of Total Investments)
1,735	Bruce Mansfield Unit 1 2007 Pass Through Trust, (5)	6.850%	6/01/34	N/R	4,338
515	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	N/R	525,300
418	Pacific Gas & Electric Co, (5)	3.850%	11/15/23	N/R	433,675
25	Pacific Gas & Electric Co, (5)	3.300%	12/01/27	N/R	25,063
2,120	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	N/R	2,385,000
1,615	Pacific Gas & Electric Co, (5)	4.750%	2/15/44	N/R	1,780,537
450	Pacific Gas & Electric Co, (5)	4.250%	3/15/46	N/R	464,625
6,878	Total Electric Utilities				5,618,538
	Entertainment – 0.6% (0.4% of Total Investments)
810	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B3	716,850
425	AMC Entertainment Holdings Inc	5.750%	6/15/25	Caa2	95,625
1,295	AMC Entertainment Holdings Inc	6.125%	5/15/27	Caa2	304,325
2,530	Total Entertainment				1,116,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
$650	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	$625,625
	Health Care Equipment & Supplies – 0.1% (0.0% of Total Investments)
500	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	5.625%	10/15/23	CC	143,525
	Health Care Providers & Services – 0.5% (0.3% of Total Investments)
1,795	Envision Healthcare Corp, 144A, (5)	8.750%	10/15/26	D	600,212
65	HCA Inc	5.375%	2/01/25	Ba2	69,884
60	Tenet Healthcare Corp	8.125%	4/01/22	B-	60,468
165	Tenet Healthcare Corp	4.625%	7/15/24	BB-	162,822
90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	88,614
2,175	Total Health Care Providers & Services				982,000
	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)
250	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	251,250
590	Carnival Corp, 144A	11.500%	4/01/23	Baa2	616,365
840	Total Hotels, Restaurants & Leisure				867,615
	IT Services – 0.2% (0.1% of Total Investments)
430	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	452,575
	Media – 2.7% (1.7% of Total Investments)
95	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	97,417
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	100,143
1,700	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,394,000
2,724	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,274,263
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,231,650
245	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	C	19,600
175	Univision Communications Inc, 144A	5.125%	5/15/23	B	166,250
6,419	Total Media				5,283,323
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,543,500
300	MEG Energy Corp, 144A	7.000%	3/31/24	B+	213,000
650	Oasis Petroleum Inc, 144A	6.250%	5/01/26	CCC+	84,500
800	Whiting Petroleum Corp, (5)	6.625%	1/15/26	D	80,000
3,465	Total Oil, Gas & Consumable Fuels				1,921,000
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
437	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	388,930

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals (continued)
$745	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	7/15/23	CCC+	$558,452
1,182	Total Pharmaceuticals				947,382
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
575	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	CCC-	109,250
$33,699	Total Corporate Bonds (cost $29,356,098)				23,205,310

Shares	Description (1)	Value
	COMMON STOCKS – 2.3% (1.4% of Total Investments)
	Airlines – 0.0% (0.0% of Total Investments)
2,215	American Commercial Lines, (6)	$55,375
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
12,578	Cengage Learning Holdings II Inc, (6), (7)	84,902
	Electric Utilities – 0.6% (0.4% of Total Investments)
37,137	Energy Harbor Corp, (6), (8)	1,169,815
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
40,007	Transocean Ltd, (7)	51,209
5,623	Vantage Drilling International, (6), (7)	34,441
	Total Energy Equipment & Services	85,650
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
38,382	Millennium Health LLC, (6), (7)	1,151
35,750	Millennium Health LLC, (7), (9)	37,823
33,563	Millennium Health LLC, (7), (9)	33,832
	Total Health Care Providers & Services	72,806
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corp, (6), (7)	10,776
	Media – 1.2% (0.8% of Total Investments)
363,854	Clear Channel Outdoor Holdings Inc, (7)	351,046
40,449	Cumulus Media Inc, (7)	179,189
775,233	Hibu plc, (6), (7)	52,716
182,131	iHeartMedia Inc, (7)	1,278,560
6,268	Metro-Goldwyn-Mayer Inc, (6), (7)	463,832
14,825	Tribune Co, (7), (9)	3,261
	Total Media	2,328,604
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
7,999	Advanz Pharma Corp Ltd, (7)	26,557

Shares	Description (1)	Value
	Software – 0.4% (0.2% of Total Investments)
72,474	Avaya Holdings Corp, (7)	$720,392
	Total Common Stocks (cost $14,329,956)	4,554,877

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corp, (6)	$708
	Total Warrants (cost $1,103,821)	708

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,052	Fieldwood Energy Inc, (6), (7)	$353
1,425	Fieldwood Energy Inc, (6), (7)	71
	Total Common Stock Rights (cost $201,310)	424
	Total Long-Term Investments (cost $359,301,683)	302,699,954

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.4% (4.1% of Total Investments)
	INVESTMENT COMPANIES – 6.4% (4.1% of Total Investments)
12,895,840	BlackRock Liquidity Funds T-Fund Portfolio, (10)	0.120% (11)	$12,895,840
	Total Short-Term Investments (cost $12,895,840)		12,895,840
	Total Investments (cost $372,197,523) – 158.0%		315,595,794
	Borrowings – (36.5)% (12), (13)		(72,800,000)
	Term Preferred Shares, net of deferred offering costs – (16.4)% (14)		(32,787,382)
	Other Assets Less Liabilities – (5.1)%		(10,292,124)
	Net Assets Applicable to Common Shares – 100%		$199,716,288

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$274,938,635	$ —	$274,938,635
Corporate Bonds	—	23,205,310	—	23,205,310
Common Stocks	2,606,953	1,873,008	74,916	4,554,877
Warrants	—	708	—	708
Common Stock Rights	—	424	—	424
Short-Term Investments:
Investment Companies	12,895,840	—	—	12,895,840
Total	$15,502,793	$300,018,085	$74,916	$315,595,794

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 23.1%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.